Bridge Loans and Long-Term Debt (Tables)	3 Months Ended	12 Months Ended
	Dec. 31, 2024	Sep. 30, 2024
Bridge Loans and Long-Term Debt [Abstract]
Schedule of Maturities and Weighted Average Interest Rates

The following table details the maturities and weighted average interest rates related to long-term debt as at September 30 and December 31, 2024:

	Final maturity	Weighted average effective interest rate %	December 31, 2024 $	September 30, 2024 $
Convertible loan(a)	2028	23.36	45,554,434	40,309,902
Credit facility(b)	2026	14.14	29,017,492	28,229,902
Term loan	2030	33.65	11,706,426	10,767,007
Bridge loan(c)	2025	US Base rate + 4.0%	16,169,151	9,913,619
Total debt		21,48	102,447,503	89,220,430
Current portion of long-term debt			16,169,151	9,913,619
Long-term debt			86,278,352	79,306,811

a)      Convertible loan

b)      Amendments to the Credit Facility

c)      Bridge loans

The following table details the maturities and weighted average interest rates related to long-term debt as at September 30, 2024 and 2023:

	Final maturity	Weighted average effective interest rate %	September 30, 2024 $	September 30, 2023 $
Convertible loan (a)	2028	23.36	40,309,902	11,258,950
Credit facility (b)	2026	14.12	28,229,902	28,747,705
Term loan	2030	33.65	10,767,007	7,718,928
Non-convertible bridge loan (c)	2024	155.04	3,059,996	—
Convertible bridge loan (c)	2024	—	6,853,623	—
Total debt		27.45	89,220,430	47,725,583
Bridge loans			9,913,619	—
Long-term debt			79,306,811	47,725,583

a)      Convertible loan

b)      Amendments to the Credit Facility

c)      Bridge loans

Schedule of Recognized in Net Loss Under Transaction Costs

The PIPE Convertible Notes represent a hybrid financial instrument with a conversion option requiring separation. The debt host portion (the “Host”) of the instrument is classified at amortized cost, whereas the conversion option embedded derivative is classified at fair value through profit and loss (“FVTPL”).

	Host Amortized cost $	Conversion option FVTPL $	Total $
Balance, September 30, 2024	40,310,037	6,008	40,316,045
Interest accretion	2,515,667	—	2,515,667
Fair value of conversion options	—	593,985	593,985
Foreign exchange	2,728,730	—	2,728,730
Balance, December 31, 2024	45,554,434	599,993	46,154,427
The debt host portion (the “Host”) of the instrument is classified at amortized cost, whereas the conversion option embedded derivative is classified at fair value through profit and loss (“FVTPL”).
	Host Amortized cost $	Conversion option FVTPL $	PIPE Warrants FVTPL $	Total $
Balance, October 1, 2022	—	—	—	—
Issuance of Tranche A-1 and 595,650 warrants	9,982,830	704,677	18,269,759	28,957,266
Issuance of Tranche A-2 and 9,354 warrants	158,277	12,197	278,685	449,159
Exercise of warrants	—	—	(18,548,444)	(18,548,444)
Interest accretion	1,067,932	—	—	1,067,932
Fair value adjustment	—	21,100	—	21,100
Foreign exchange	49,911	—	—	49,911
Balance, September 30, 2023	11,258,950	737,974	—	11,996,924
Issuance of Tranche B-1 and 24,322 warrants	2,539,580	962,726	2,059,081	5,561,387
Issuance of Tranche B-2	19,605,580	3,985,230	—	23,590,810
Exercise of warrants	—	—	(2,059,081)	(2,059,081)
Interest accretion	7,814,332	—	—	7,814,332
Exercise of conversion option	(1,049,482)	(207)	—	(1,049,689)
Fair value adjustment	—	(5,679,715)	—	(5,679,715)
Foreign exchange	141,077	—	—	141,077
Balance, September 30, 2024	40,310,037	6,008	—	40,316,045

Schedule of Black-Scholes Option Pricing Model

The fair value of the conversion option embedded derivative and the warrants were determined using the Black-Scholes option pricing model and the following assumptions that are Level 3 inputs:

					2024
	Conversion option		Tranche B-1		Tranche B-2
			Warrants		Conversion option
Fair value of the underlying share	US$	4.74	US$	61.09	US$	4.74
Exercise price	US$	10.00	US$	0.01	US$	10.00
Risk-free interest rate		4.05%		4.89%		3.23%
Expected volatility		60%		60%		60%
Expected life		5.00 years		0.04 years		5.00 years
Dividend yield		0%		0%		0%
Fair value		$2.37		$84.65		$2.22
	Conversion option						2023
			Tranche A-1				Tranche A-2
			Warrants		Conversion option		Warrants
Fair value of the underlying share	US$	1.67	US$	22.92	US$	1.75	US$	22.60
Exercise price	US$	10.00	US$	0.01	US$	10.00	US$	0.01
Risk-free interest rate		3.64%		4.66%		3.92%		4.81%
Expected volatility		60%		60%		60%		60%
Expected life		5.00 years		0.04 years		5.00 years		0.04 years
Dividend yield		0%		0%		0%		0%
Fair value		$0.33		$30.56		$0.36		$29.79

The fair value of the conversion option embedded derivative at year end were determined using the Black-Scholes option pricing model and the following assumptions:

	2024		2023
Fair value of the underlying share	US$	0.30	US$	1.75
Exercise price	US$	10.00	US$	10.00
Risk-free interest rate		2.73%		4.25%
Expected volatility		60%		60%
Expected life		3.71 years		4.71 years
Dividend yield		0%		0%
Fair value		$0.001		$0.33

Schedule of Amount of the Convertible Bridge Loan and the Non-Convertible Bridge Loan

The fees were allocated in proportion of the amount of the Convertible Bridge Loan and the Non-Convertible Bridge Loan.

	Non-Convertible Bridge Loan Amortized cost $	Convertible Bridge Loan FVTPL $	Total $
Balance, September 30, 2024	3,059,996	6,853,623	9,913,619
Issuance of Tranche 2	1,218,895	2,589,772	3,808,667
Gain on debt extinction	(1,038,521)	(2,175,046)	(3,213,567)
Interest accretion	1,619,281	—	1,619,281
Fair value adjustment	—	3,124,296	3,124,296
Foreign exchange	292,084	624,771	916,855
Balance, December 31, 2024	5,151,735	11,017,416	16,169,151
For the year ended September 30, 2024, $37,076 was recognized as a reduction of the Non-Convertible Bridge Loan and $78,279 was recognized in net loss under Transaction costs.
	Non- Convertible Bridge Loan Amortized cost $	Convertible Bridge Loan FVTPL $	Total $
Balance, October 1, 2023	—	—	—
Issuance of Tranche 1	2,613,300	5,714,630	8,327,930
Interest accretion	477,776	—	477,776
Fair value adjustment	—	1,201,172	1,201,172
Foreign exchange	(31,080)	(62,179)	(93,259)
Balance, September 30, 2024	3,059,996	6,853,623	9,913,619